CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Millions		Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Reserve for ESOP Debt Retirement	AOCI Attributable to Parent	Treasury Stock	Retained Earnings	Noncontrolling Interest
BEGINNING BALANCE (in shares) at Jun. 30, 2015			2,714,571
BEGINNING BALANCE at Jun. 30, 2015		$ 63,050	$ 4,009	$ 1,077	$ 63,852	$ (1,320)	$ (12,780)	$ (77,226)	$ 84,807	$ 631
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Earnings		10,604							10,508	96
Other Comprehensive Income (Loss), Net of Tax		(3,127)					(3,127)
Dividends to shareholders:
Dividends, Common Stock		(7,181)							(7,181)
Dividends, Preferred Stock		(255)							(255)
Treasury Stock, Shares, Acquired			(103,449)
Payments for Repurchase of Common Stock and Stock Receipts	[1]	(8,217)						(8,217)
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			52,089
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		3,090			(144)			3,234
Stock Issued During Period, Shares, Conversion of Convertible Securities			4,863
Stock Issued During Period, Value, Conversion of Convertible Securities		0		(39)	(6)			(33)
ESOP Debt Impacts		(104)				(30)			(74)
Noncontrolling Interest, Period Increase (Decrease)		(85)								(85)
ENDING BALANCE (in shares) at Jun. 30, 2016			2,668,074
ENDING BALANCE at Jun. 30, 2016		57,983	$ 4,009	1,038	63,714	(1,290)	(15,907)	(82,176)	87,953	642
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Earnings		15,411							15,326	85
Other Comprehensive Income (Loss), Net of Tax		1,275					1,275
Dividends to shareholders:
Dividends, Common Stock		(6,989)							(6,989)
Dividends, Preferred Stock		(247)							(247)
Treasury Stock, Shares, Acquired			(164,866)
Payments for Repurchase of Common Stock and Stock Receipts	[2]	(14,625)						(14,625)
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			45,848
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		2,981			(77)			3,058
Stock Issued During Period, Shares, Conversion of Convertible Securities			4,241
Stock Issued During Period, Value, Conversion of Convertible Securities		0		(32)	(4)			(28)
ESOP Debt Impacts		(122)				(41)			(81)
Noncontrolling Interest, Period Increase (Decrease)		(133)								(133)
ENDING BALANCE (in shares) at Jun. 30, 2017			2,553,297
ENDING BALANCE at Jun. 30, 2017		55,778	$ 4,009	1,006	63,641	(1,249)	(14,632)	(93,715)	96,124	594
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Earnings		9,861							9,750	111
Other Comprehensive Income (Loss), Net of Tax		(119)					(117)			(2)
Dividends to shareholders:
Dividends, Common Stock		(7,057)							(7,057)
Dividends, Preferred Stock		(265)							(265)
Treasury Stock, Shares, Acquired			(81,439)
Payments for Repurchase of Common Stock and Stock Receipts		(7,004)						(7,004)
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			21,655
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options		1,668			199			1,469
Stock Issued During Period, Shares, Conversion of Convertible Securities			4,580
Stock Issued During Period, Value, Conversion of Convertible Securities		0		(39)	(6)			(33)
ESOP Debt Impacts		(134)				(45)			(89)
Noncontrolling Interest, Period Increase (Decrease)		(113)								(113)
ENDING BALANCE (in shares) at Jun. 30, 2018			2,498,093
ENDING BALANCE at Jun. 30, 2018		$ 52,883	$ 4,009	$ 967	$ 63,846	$ (1,204)	$ (14,749)	$ (99,217)	$ 98,641	$ 590

[1]	Includes $4,213 of treasury shares acquired in the divestiture of the Batteries business (see Note 13).
[2]	Includes $9,421 of treasury shares received as part of the share exchange in the Beauty Brands transaction (see Note 13).